REVENUE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) employee product	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
REVENUE
Number Of Primary Products | product	3
Number of staff photographers and videographers | employee	115
Total Revenue	$ 926,244	$ 918,688	$ 815,401
Revenues recognized from deferred revenue balance	135,500
Creative Stills
REVENUE
Total Revenue	585,400	596,917	532,732
Editorial Stills
REVENUE
Total Revenue	325,770	306,631	266,699
Other
REVENUE
Total Revenue	$ 15,074	$ 15,140	$ 15,970